CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Operating activities:
Net loss	$ (138,061,944)
Financing activities:
Net Change in Cash	0
HZO, Inc. and Subsidiaries
Operating activities:
Net loss	(53,180,792)	$ (9,936,452)	$ (15,628,206)	$ (22,091,427)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	1,302,738	1,544,309	3,089,804	1,130,123
Change in right-of-use assets	340,064	386,627	737,316	879,665
Loss on extinguishment of debt		3,071,008	3,071,008
Goodwill impairment	0	0	0	10,214,116
Amortization of debt discount	3,829,261	216,156	336,988	302,608
Stock-based compensation	946	3,160	4,625	33,228
Deferred taxes, net			(53,796)	(331,228)
Loss (gain) on disposal of fixed assets	194,556	290	292,893	(279,890)
Revaluation of convertible note derivative liabilities			139,000	2,000
Change in warrant liability			(6,311)	(726,740)
Changes in operating assets and liabilities:
Accounts receivable, net	(602,710)	(365,404)	33,756	1,477,917
Inventories, net	6,996	(271,311)	(328,588)	19,083
Prepaid expenses and other assets	(72,168)	(276,656)	(72,745)	150,280
Accounts payable	243,012	(424,209)	(224,660)	(1,052,001)
Accrued expenses and other liabilities	881,607	(152,257)	(629,772)	(514,261)
Contract liabilities - deferred revenue	376,072	67,345	(106,976)	20,646
Operating right-of-use liabilities	(369,712)	(388,560)	(757,759)	(872,460)
Net cash used in operating activities	(3,625,130)	(6,390,954)	(10,103,423)	(11,638,341)
Investing activities:
Purchases of property and equipment	(72,820)	(149,375)	(258,512)	(624,632)
Proceeds from sale of property and equipment			68,628	322,742
Net cash used in investing activities	(13,072,608)	(149,665)	(189,884)	(301,890)
Financing activities:
Payments on finance leases	(26,874)	(23,728)	(48,511)	(35,199)
Repayments of notes payable	(10,797)	(9,466)	(6,347)	(15,338)
Proceeds from subordinated convertible promissory notes, net of issuance costs	15,443,751	1,000,000	6,353,018	3,704,188
Proceeds from issuance of preferred stock, net of issuance costs		9,371,736	9,370,020
Repurchases of equity securities		(1)	(6)
Net cash provided by financing activities	15,406,080	10,352,139	15,668,174	3,653,651
Effect of exchange rates on changes in cash	(845,159)	(75,064)	(1,280,806)	1,070,732
Net Change in Cash	(2,136,817)	3,736,456	4,094,061	(7,215,848)
Cash at beginning of period	4,572,687	478,626	478,626	7,694,474
Cash at end of period	2,435,870	4,215,082	4,572,687	478,626
Supplemental disclosures of cash flow information:
Cash paid for interest	10,552	10,369	19,353	18,480
Cash paid for taxes	72,858	77,131	122,242	72,151
Noncash investing and financing activities:
Principal amount of debt converted		4,942,618	4,942,618
Purchases of property and equipment included in accounts payable				23,844
Embedded derivative liability from subordinated convertible promissory notes	$ 6,075,000	$ 289,000	3,681,000	1,050,000
Right-of-use asset obtained in exchange for operating lease liability			$ 21,655	$ 161,201